THE VARIABLE ANNUITY CONTRACT
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

This prospectus describes the variable annuity contract with a Fixed Account offered by Allianz Life Insurance Company of North America (Allianz Life).

The annuity has 37 Variable Options, each of which invests in one of the Portfolios listed below, and a Fixed Account of Allianz Life. You can select up to 10 investment choices (which includes any of the Variable Options and the Fixed Account). The Fixed Account may not be available in your state.


AIM VARIABLE INSURANCE FUNDS, INC.:
AIM V.I. Capital Appreciation Fund
AIM V.I. Growth Fund
AIM V.I. International Equity Fund
AIM V.I. Value Fund


THE ALGER AMERICAN FUND:
Alger American Growth Portfolio
Alger American Leveraged AllCap Portfolio
Alger American MidCap Growth Portfolio
Alger American Small Capitalization Portfolio


DAVIS VARIABLE ACCOUNT FUND, INC.:
Davis VA Financial Portfolio
Davis VA Real Estate Portfolio
Davis VA Value Portfolio


FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST:
Franklin Growth and Income Fund
Franklin Rising Dividends Securities Fund
Franklin Small Cap Fund
Franklin U.S. Government Fund
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Equity Fund
Templeton Global Growth Fund
Templeton Pacific Growth Fund


JP MORGAN SERIES TRUST II:
J.P. Morgan International Opportunities Portfolio
J.P. Morgan U.S. Disciplined Equity Portfolio


OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer VA Global Securities Fund
Oppenheimer VA High Income Fund
Oppenheimer VA Main Street Growth & Income Fund


PIMCO VARIABLE INSURANCE TRUST:
PIMCO VIT High Yield Bond Portfolio
PIMCO VIT StocksPLUS Growth and Income Portfolio
PIMCO VIT Total Return Bond Portfolio


SELIGMAN PORTFOLIOS, INC.:
Seligman Henderson Global Technology Portfolio
Seligman Small-Cap Value Portfolio


USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST:
USAllianz VIP Diversified Assets Fund
USAllianz VIP Fixed Income Fund
USAllianz VIP Global Opportunities Fund
USAllianz VIP Growth Fund
USAllianz VIP Money Market Fund


VAN KAMPEN LIFE INVESTMENT TRUST:
Van Kampen LIT Enterprise Portfolio
Van Kampen LIT Growth and Income Portfolio


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



Please read this prospectus before investing and keep it for future reference. It contains important information about the variable annuity contract with a Fixed Account.


To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated January 13, 2000. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on page 34 of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at 1-800-542-5427 or write us at: 1750 Hennepin Avenue, Minneapolis, Minnesota 55403-2195.


The Variable Annuity Contracts:
o are not bank deposits
o are not federally insured
o are not endorsed by any bank
or government agency
o are not guaranteed and may be subject
to loss of principal



This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.



Dated: January 13, 2000



TABLE OF CONTENTS

Index of Terms                                         4

Summary                                                5

Fee Table                                              7

The Variable Annuity Contract                         14

     Ownership                                        15
         Contract Owner                               15
         Joint Owner                                  15
         Annuitant                                    15
         Beneficiary                                  15
         Assignment                                   15

Annuity Payments (The Payout Phase)                   15

     Income Date                                      15
     Annuity Payments                                 15
     Annuity Options                                  16
     Guaranteed Minimum Protection Benefits-
         Annuity Income Protection                    17

Purchase                                              18

     Purchase Payments                                18
     Automatic Investment Plan                        18
     Allocation of Purchase Payments                  18
     Free Look                                        19
     Accumulation Units                               19

Investment Options                                    19

     Transfers                                        21
     Dollar Cost Averaging Program                    22
     Flexible Rebalancing                             22
     Financial Advisers - Asset
         Allocation Programs                          22
     Voting Privileges                                22
     Substitution                                     23

Expenses                                              23

     Insurance Charges                                23
         Mortality and Expense Risk Charge            23
         Administrative Charge                        23
         Distribution Expense Charge                  23
     Contract Maintenance Charge                      23


     Contingent Deferred Sales Charge                 24
     Waiver of Contingent Deferred
         Sales Charge Benefits                        24
     Reduction or Elimination of the
         Contingent Deferred Sales Charge             24
     Commutation Fee                                  24
     Transfer Fee                                     25
     Premium Taxes                                    25
     Income Taxes                                     25
     Portfolio Expenses                               25

Taxes                                                 25

     Annuity Contracts in General                     25
     Qualified and Non-Qualified Contracts            25
     Multiple Contracts                               25
     Withdrawals - Non-Qualified Contracts            26
     Withdrawals - Qualified Contracts                26
     Withdrawals - Tax-Sheltered Annuities            26
     Diversification                                  26

Access to Your Money                                  27

     Systematic Withdrawal Program                    27
     Minimum Distribution Program                     27
     Suspension of Payments or Transfers              27

Performance                                           28

Death Benefit                                         28

     Upon Your Death
         Guaranteed Minimum Protection
             Benefits (GMPB) Death Benefit Protection 28
         The Traditional Guaranteed Minimum
             Protection Benefit                       28
         The Enhanced Guaranteed Minimum
             Protection Benefit                       28
     Death of Annuitant                               29

Other Information                                     30

     Allianz Life                                     30
     The Separate Account                             30
     Distribution                                     30
     Administration                                   30
     Financial Statements                             30

Table of Contents of the Statement of
Additional Information                                30


Appendix                                              31


INDEX OF TERMS
------------------------------------------------------------------------------

This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms used which are capitalized in the prospectus. The page that is indicated below is where you will find the definition for the word or term. Page

Accumulation Phase.................................14

Accumulation Unit..................................19

Annuitant..........................................15

Annuity Options....................................16

Annuity Payments...................................15

Annuity Unit.......................................16

Beneficiary........................................15

Contract...........................................14

Contract Owner.....................................15

Fixed Account......................................14




                                                 Page

Income Date........................................15

Joint Owner........................................15

Non-Qualified......................................25

Payout Phase.......................................14

Portfolios.........................................19

Purchase Payment...................................18

Qualified..........................................25

Tax Deferral.......................................14

Variable Option....................................19


SUMMARY

The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.


The Variable Annuity Contract: The annuity contract offered by Allianz Life provides a means for investing on a tax-deferred basis in 37 Variable Options and the Allianz Life Fixed Account. The Contract is intended for retirement savings or other long-term investment purposes. The Contract provides a Traditional Guaranteed Minimum Protection Benefit (Traditional GMPB). You can elect the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), the Enhanced Guaranteed Income Benefit (Enhanced GMIB) or both (together, Enhanced Guaranteed Minimum Protection Benefit (Enhanced GMPB)). These features provide for a guaranteed death benefit and a guaranteed annuity income benefit (which provides for guaranteed minimum payments during the Payout Phase). The GMIB may not be available in your state. Check with your registered representative regarding availability.


Annuity Payments: If you want to receive regular income from your annuity, you can choose an Annuity Option. You can choose whether to have payments come from our general account, the available Variable Options or both. If you choose to have any part of your payments come from the Variable Options, the dollar amount of your payments may go up or down based on the performance of the Portfolios. This product offers guaranteed income protection through either the Traditional GMPB or the Enhanced GMPB. To receive the GMPB annuity income benefit: 1. your Income Date must be within 30 days following a Contract anniversary beginning with the seventh Contract anniversary;

2. you must elect to receive payments from Allianz Life's general account (fixed annuity payments); and

3. if you select an Annuity Option which provides for a period certain, the period must be for at least 10 years.

Purchase: You can buy the Contract with $5,000 or more. You can add $250 or more any time you like during the Accumulation Phase.

Investment Options: You can put your money in the Variable Options and/or you can invest in the Allianz Life Fixed Account. The investment returns on the Portfolios are not guaranteed. You can lose money. You can make transfers between investment choices.

Expenses: The contract has insurance features and investment features, and there are costs related to each.

Each year, Allianz Life deducts a $40 contract maintenance charge from your Contract. During the Accumulation Phase, Allianz Life currently waives this charge if the value of your Contract is at least $100,000.

Allianz Life deducts a mortality and expense risk charge which varies depending upon whether you select the Traditional GMPB, the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), the Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB) or both, the Enhanced GMDB and the Enhanced GMIB. The charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option if you select the Traditional GMPB, 1.55% of the average daily value of the Contract invested in a Variable Option if you select either the Enhanced GMDB or the Enhanced GMIB, and 1.75% of the average daily value of the Contract invested in a Variable Option if you select both the Enhanced GMDB and the Enhanced GMIB. Allianz Life also deducts an administrative charge which is equal, on an annual basis, to 0.15% of the value of the Contract invested in a Variable Option.

If you take money out of the Contract, Allianz Life may assess a contingent deferred sales charge against each Purchase Payment withdrawn. The contingent deferred sales charge starts at 7% in the first year and declines to 0% after 5 years.

You can make 12 free transfers each year. After that, Allianz Life deducts a $25 transfer fee for each additional transfer.

There are also daily  investment  charges which range, on an annual basis,  from
 .60% to 1.85% of the average daily value of the Portfolio, depending upon the Portfolio.

Taxes: Your earnings are not taxed until you take them out. If you take money out during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty.

Access to Your Money: You can take money out of your Contract during the Accumulation Phase. Withdrawals during the Accumulation Phase may be subject to a contingent deferred sales charge. You may also have to pay income tax and a tax penalty on any money you take out. Under certain circumstances, you can also take money out during the Payout Phase if you select Annuity Option 2, 4 or 6. Money you take out during the Payout Phase is subject to a commutation fee.

Death Benefit: If you die before moving to the Payout Phase, the person you have chosen as a Beneficiary will receive a death benefit. The amount of the death benefit depends on whether you select the Traditional GMPB or the Enhanced GMPB.

Free-Look: You can cancel the contract within 10 days after receiving it (or whatever period is required in your state). Allianz Life will refund the value of your Contract on the day it receives your request to cancel the Contract. This may be more or less than your original payment. In certain states, or if you have purchased the Contract as an individual retirement annuity, Allianz Life will refund the Purchase Payment.

Inquiries: If you have any questions about your Contract or need more information, please contact us at:

                              USAllianz Service Center
                                 300 Berwyn Park
                                  P.O. Box 3031
                              Berwyn, PA 19312-0031
                                 1-800-624-0197

FEE TABLE
The purpose of this Fee Table is to help you understand the costs of investing, directly or indirectly, in the Contract. It reflects expenses of the Separate Account as well as the Portfolios.

CONTRACT OWNER TRANSACTION FEES
Contingent Deferred Sales Charge* (as a percentage of Purchase Payments)

                               Number of Complete Contract Years
                                   Since Receipt of Purchase
                                            Payment                Charge
                                               0                     7%
                                               1                     6%
                                               2                     5%
                                               3                     4%
                                               4                     3%
                                        5 years or more              0%

Commutation Fee (as a percentage  amount liquidated under Annuity Option 2, 4 or
6)

                                           Years Since           Charge
                                          Income Date
                                              0-1                5%
                                              1-2                4%
                                              2-3                3%
                                              3-4                2%
                                            over 4               1%

Transfer Fee -First 12 transfers in a Contract year are free. Thereafter, the fee is _$25. Dollar Cost Averaging transfers and Flexible Rebalancing transfers are not counted.

CONTRACT MAINTENANCE CHARGE**       $40 per Contract per year
SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                                  Traditional Enhanced GMDB or  Enhanced GMDB
                                     GMPB       Enhanced GMIB and Enhanced GMIB
Mortality and Expense Risk Charge     1.25%         1.55%             1.75%
Administrative Charge                  .15%          .15%              .15%
Distribution Expense Charge           0.00%         0.00%             0.00%
Total Separate Account
Annual Expenses                       1.40%         1.70%             1.90%
                                     1.70%          1.90%



*Each year, on a cumulative basis (minus any previous withdrawals you make which are not subject to a contingent deferred sales charge), you may make partial withdrawals of up to a total of 10% of Purchase Payments and no contingent deferred sales charge will be assessed. See "Access to Your Money" for additional options.

** During the Accumulation Phase, the charge is waived if the value of your Contract is at least $100,000. If you own more than one Contract offered under this Prospectus (registered with the same social security number), we will determine the total value of all your Contracts. If the total value of all your Contracts is at least $100,000, the charge is waived on all your Contracts.


1998 ANNUAL FUND EXPENSES
---------------------------------------------------------------------------------------------------------------------------

(as a percentage of a Portfolio's average net assets)

                                                                                                      TOTAL FUND
                                                                                      OTHER EXPENSES   EXPENSES
                                                                                      (AFTER WAIVERS/(AFTER WAIVERS/
                                                                MANAGEMENT    12B-1   REIMBURSEMENTSREIMBURSEMENTS
PORTFOLIO                                                          FEES       FEES       AS NOTED)     AS NOTED)

AIM V.I. Capital Appreciation Fund                                .62%                    .05%          .67%
AIM V.I. Growth Fund                                              .64%                    .08%          .72%
AIM V.I. International Equity Fund                                .75%                    .16%          .91%
AIM V.I. Value Fund                                               .61%                    .05%          .66%
Alger American Growth Portfolio                                   .75%                    .04%          .79%
Alger American Leveraged AllCap Portfolio 1                       .85%                    .11%          .96%
Alger American MidCap Growth Portfolio                            .80%                    .04%          .84%
Alger American Small Capitalization Portfolio                     .85%                    .04%          .89%
Davis VA Financial Portfolio                                      .75%                    .25%         1.00%
Davis VA Real Estate Portfolio                                    .75%                    .25%         1.00%
Davis VA Value Portfolio                                          .75%                    .25%         1.00%
Franklin Growth and Income Fund, Class 2 5                        .47%       .25%         .02%          .74%
Franklin Rising Dividends Securities Fund,
  Class 2 5                                                       .70%       .25%         .02%          .97%
Franklin Small Cap Fund, Class 2 5                                .75%       .25%         .02%         1.02%
Franklin U.S. Government Fund, Class 2 5                          .48%       .25%         .02%          .75%
J.P. Morgan International Opportunities
  Portfolio 2                                                     .60%                    .60%         1.20%
J.P. Morgan U.S. Disciplined Equity Portfolio 3                   .35%                    .52%          .87%
Mutual Discovery Securities Fund, Class 2 4/5                     .95%       .25%         .05%         1.25%
Mutual Shares Securities Fund, Class 2 4/5                        .74%       .25%         .03%         1.02%
Oppenheimer VA Global Securities Fund                             .68%                    .06%          .74%
Oppenheimer VA High Income Fund                                   .74%                    .04%          .78%
Oppenheimer VA Main Street Growth & Income Fund                   .74%                    .05%          .79%
PIMCO VIT High Yield Bond Portfolio 6                             .69%                    .06%          .75%
PIMCO VIT StocksPLUS Growth and Income
  Portfolio 6                                                     .58%                    .07%          .65%
PIMCO VIT Total Return Bond Portfolio 6                           .55%                    .10%          .65%
Seligman Henderson Global Technology Portfolio                   1.00%                    .40%         1.40%
Seligman Small Cap Value Portfolio                               1.00%                    .00%         1.00%
Templeton Developing Markets Equity Fund,
  Class 2 5                                                      1.25%       .25%         .16%         1.66%
Templeton Global Growth Fund, Class 2 5                           .83%       .25%         .05%         1.13%
Templeton Pacific Growth Fund, Class 2 5                          .99%       .25%         .11%         1.35%
USAllianz VIP Diversified Assets Fund 7                           .55%       .25%         .40%         1.20%
USAllianz VIP Fixed Income Fund 7                                 .50%       .25%         .30%         1.05%
USAllianz VIP Global Opportunities Fund 7                         .95%       .25%         .65%         1.85%
USAllianz VIP Growth Fund 7                                       .75%       .25%         .28%         1.28%
USAllianz VIP Money Market Fund 7                              .35%          .25%      .28%          .88%
Van Kampen LIT Enterprise Portfolio 8                             .46%                    .14%          .60%
Van Kampen LIT Growth & Income Portfolio 8                        .26%                    .49%          .75%


1. The Alger American Leveraged AllCap Portfolio's "Other Expenses" includes .03% of interest expense.

2. Without reimbursement, other expenses and total operating expenses would have been 2.66% and 3.26%, respectively.

3. The expense  information  in this table has been restated to reflect  current fees.  Effective  7/1/99,  Morgan  Guaranty Trust
Company of New York ("Morgan Guaranty"),  an affiliate of J.P. Morgan, has agreed to reimburse the Portfolio to the extent certain expenses exceed 0.85% of the Portfolio's  average daily net assets through  12/31/99.  For the period from 1/1/99 through 6/30/99,
Morgan Guaranty agreed to reimburse the Portfolio to the extent certain expenses exceed 0.90% of the Portfolio's average daily net assets. Without reimbursement, other expenses and total operating expenses would have been 1.08% and 1.43%.

4. The Mutual Discovery  Securities Fund and the Mutual Shares  Securities Fund incur a portfolio  administration  fee as a direct expense of the portfolio.  Other  Portfolios of Franklin  Templeton  Variable  Insurance  Products Trust pay for similar  services indirectly through the Management Fee.

5. For the Class 2 Portfolios of Franklin  Templeton  Variable  Insurance  Products Trust, Class 2 shares have a distribution plan which is referred to as a rule 12b-1 plan.  See "Fund Account  Policies" in the  accompanying  prospectus  for Franklin  Templeton
Variable  Insurance  Products Trust for a description of these fees and the rule 12b-1 plan. Because Class 2 shares are relatively new (since  January 6, 1999),  the total fees and expenses  (other than 12b-1 fees) are based on the expenses of each  Portfolio's
Class 1 shares for the 1998 fiscal year.

6. PIMCO, the investment adviser, has agreed to reduce its administrative fee, subject to potential future reimbursements,  to the extent that total Portfolio  operating expenses would exceed, due to organizational  expenses and the payment by each Portfolio of its pro rata portion of the Trust's Trustees' fees, 0.75% with respect to the High Yield Bond Portfolio, 0.65% with respect to the
StocksPLUS Growth and Income Portfolio, and 0.65% with respect to the Total Return Bond Portfolio.  Without such reductions, total annual  Portfolio  expenses would have been 0.81%,  0.72% and 0.75% for High Yield Bond  Portfolio,  StocksPLUS  Growth and Income
Portfolio and Total Return Bond Portfolio, respectively.

7. The USAllianz VIP Fixed Income Fund,  USAllianz VIP Global  Opportunities Fund, USAllianz VIP Growth Fund and the USAllianz VIP
Money Market Fund commenced operations on November 12, 1999, and the USAllianz VIP Diversified Assets Fund commenced operations on
November 8, 1999. The expenses shown for these portfolios are therefore estimated for 1999.

8. If certain expenses had not been assumed by the Adviser,  total return would have been lower and total fund expenses would have been .64% for the Van  Kampen  LIT  Enterprise  Portfolio  and 1.09% for the Van
Kampen LIT Growth and Income Portfolio.


Examples
o The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

o The $40 contract maintenance charge is included in the examples as a prorated charge of $1. Since the average Contract size is greater than $1,000, the contract maintenance charge is reduced accordingly.

o Premium taxes are not reflected in the tables. Premium taxes may apply.

o For additional information, see "Expenses."

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if you surrender your Contract at the end of each time period for Contracts with:

(a) the Traditional GMPB
(b) the Enhanced GMDB or Enhanced GMIB
(c) the Enhanced GMPB (Enhanced GMDB and Enhanced GMIB)




VARIABLE OPTION                                                 1 YEAR         3 YEARS      5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund                             (a)  $85      (a)  $103      (a)$131     (a) $250
                                                               (b)   88     (b)    112     (b)  147     (b)  281
                                                               (c)   90      (c)   118      (c) 157     (c)  300
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                           (a)   86      (a)   104      (a) 134     (a)  255
                                                               (b)   89      (b)   113      (b) 149     (b)  286
                                                               (c)   91      (c)   119      (c) 159     (c)  305
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                             (a)   87      (a)   110      (a) 144     (a)  275
                                                               (b)   90      (b)   119      (b) 159     (b)  304
                                                               (c)   92      (c)   125      (c) 168     (c)  324
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                            (a)   85      (a)   103      (a) 131     (a)  249
                                                               (b)   88      (b)   112      (b) 146     (b)  280
                                                               (c)  90       (c)   118      (c) 156     (c)  300
---------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                (a)   86      (a)   107      (a) 137    (a)   262
                                                               (b)   89      (b)   116      (b) 153     (b)  293
                                                               (c)   91      (c)   122      (c) 162     (c)  312
---------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                     (a)    88     (a)    112      (a) 146     (a)  280
                                                              (b)    91     (b)    121     (b)  161    (b)   309
                                                               (c)   93      (c)   127     (c)  171    (c)   329
---------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                         (a)   87     (a)    108     (a)  140    (a)   267
                                                              (b)    90     (b)    117     (b)  155    (b)   298
                                                              (c)    92      (c)   123     (c)  165    (c)   317



VARIABLE OPTION                                                 1 YEAR         3 YEARS      5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------------------------------------


Alger American Small Capitalization Portfolio                 (a)    87      (a)   110     (a)  143    (a)   273
                                                               (b)   90     (b)    119     (b)  158    (b)   302
                                                              (c)    92     (c)    125     (c)  167     (c)  322
---------------------------------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio                                  (a)    88     (a)    113     (a)  148     (a)  284
                                                              (b)    91     (b)    122     (b)  163    (b)   313
                                                              (c)    93     (c)    128     (c)  173    (c)   332
---------------------------------------------------------------------------------------------------------------------------

Davis VA Real Estate Portfolio                                (a)    88     (a)    113     (a)  148     (a)  284
                                                              (b)    91     (b)    122     (b)  163     (b)  313
                                                              (c)    93      (c)   128     (c)  173     (c)  332
---------------------------------------------------------------------------------------------------------------------------

Davis VA Value Portfolio                                      (a)    88     (a)    113     (a)  148    (a)   284
                                                              (b)    91      (b)   122     (b)  163     (b)  313
                                                              (c)    93      (c)   128     (c)  173    (c)   332
---------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Fund                               (a)    86     (a)    105     (a)  135    (a)   257
                                                              (b)    89     (b)    114     (b)  150    (b)   288
                                                              (c)    91     (c)    120     (c)  160    (c)   307
---------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund                     (a)    88     (a)    112     (a)  147     (a)  281
                                                              (b)    91     (b)    121     (b)  161    (b)   310
                                                              (c)    93     (c)    127     (c)  171    (c)   329
---------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                                       (a)    89     (a)    113     (a)  149    (a)   286
                                                              (b)    92     (b)    122      (b) 164    (b)   315
                                                              (c)    94     (c)    128     (c)  174    (c)   334
---------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund                                 (a)    86      (a)   105     (a)  135    (a)   258
                                                              (b)    89     (b)    114     (b)  151    (b)   289
                                                              (c)    91      (c)   120     (c)  161    (c)   308
---------------------------------------------------------------------------------------------------------------------------
J.P. Morgan International
  Opportunities Portfolio                                     (a)    90     (a)    119     (a)  158     (a)  303
                                                              (b)    93     (b)    128      (b) 173    (b)   332
                                                              (c)   95      (c)    134     (c)  183     (c)  351
---------------------------------------------------------------------------------------------------------------------------
J.P. Morgan U.S. Disciplined Equity Portfolio                  (a)   87     (a)    109      (a) 142    (a)   271
                                                              (b)    90     (b)    118     (b)  157    (b)   300
                                                              (c)    92     (c)    124     (c)  166    (c)   320
---------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund                              (a)    91     (a)    120     (a)  161    (a)   308
                                                              (b)    94     (b)    129     (b)  175     (b)  337
                                                              (c)    96      (c)   135     (c)  185    (c)   356
---------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                 (a)    89     (a)    113     (a)  149    (a)   286
                                                              (b)    92     (b)    122     (b)  164    (b)   315
                                                              (c)    94     (c)    128      (c) 174    (c)   334
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer VA Global Securities Fund                         (a)    86     (a)    105      (a) 135    (a)   257
                                                               (b)   89     (b)    114     (b)  150    (b)   288
                                                               (c)   91     (c)    120     (c)  160     (c)  307
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer VA High Income Fund                               (a)    86      (a)   106      (a) 137    (a)   261
                                                              (b)    89     (b)    115     (b)  152     (b)  292
                                                              (c)    91     (c)    121     (c)  162     (c)  311
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer VA Main Street Growth & Income Fund               (a)    86     (a)    107     (a)  137    (a)   262
                                                              (b)    89     (b)    116     (b)  153    (b)   293
                                                              (c)    91     (c)    122      (c) 162    (c)   312
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Bond Portfolio                            (a)   86      (a)   105     (a)  135     (a)  258
                                                              (b)    89     (b)    114     (b)  151     (b)  289
                                                              (c)    91     (c)    120      (c) 161     (c)  308
---------------------------------------------------------------------------------------------------------------------------


VARIABLE OPTION                                                 1 YEAR         3 YEARS      5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------------------------------------


PIMCO VIT StocksPLUS Growth
  and Income Portfolio                                        (a)    85      (a)   102     (a)  130    (a)   248
                                                              (b)    88     (b)    111     (b)  146     (b)  279
                                                              (c)    90     (c)    117     (c)  156    (c)   299
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Bond Portfolio                         (a)    85     (a)    102      (a) 130    (a)   248
                                                              (b)    88     (b)    111      (b) 146    (b)   279
                                                              (c)    90     (c)    117     (c)  156     (c)  299
---------------------------------------------------------------------------------------------------------------------------
Seligman Henderson Global Technology Fund                     (a)    88     (a)    113      (a) 148    (a)   284
                                                              (b)    91     (b)    122     (b)  163    (b)   313
                                                              (c)    93     (c)    128     (c)  173     (c)  332
---------------------------------------------------------------------------------------------------------------------------
Seligman Small Cap Value Fund                                 (a)    88     (a)    113     (a)  148    (a)   284
                                                              (b)    91     (b)    122      (b) 163     (b)  313
                                                              (c)    93      (c)   128     (c)  173    (c)   332
---------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Equity Fund                      (a)    95      (a)   133     (a)  181    (a)   347
                                                              (b)    98     (b)    141     (b)  195     (b)  375
                                                              (c)   100      (c)   147      (c) 205     (c)  393
---------------------------------------------------------------------------------------------------------------------------
Templeton Global Growth Fund                                  (a)    90     (a)    117      (a) 155     (a)  297
                                                              (b)    93     (b)    126     (b)  169    (b)   326
                                                              (c)    95     (c)    132     (c)  179    (c)   345
---------------------------------------------------------------------------------------------------------------------------
Templeton Pacific Growth Fund                                 (a)    92      (a)   123      (a) 165    (a)   318
                                                              (b)    95     (b)    132     (b)  180    (b)   346
                                                              (c)    97      (c)   138     (c)  190    (c)   365
---------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Diversified Assets Fund                         (a)    90      (a)   119     (a)  158     (a)  303
                                                              (b)    93     (b)    128     (b)  173    (b)   332
                                                              (c)    95      (c)   134     (c)  183     (c)  351
---------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Fixed Income Fund                               (a)    89     (a)    114     (a)  151     (a)  289
                                                              (b)    92     (b)    123     (b)  165    (b)   318
                                                              (c)    94      (c)   129     (c)  175    (c)   337
---------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Global Opportunities Fund                       (a)    97     (a)    138     (a)  190    (a)   365
                                                               (b)  100     (b)    147     (b)  204     (b)  392
                                                              (c)   102     (c)    153     (c)  213    (c)   409
---------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Growth Fund                                     (a)    91     (a)    121     (a)  162    (a)   311
                                                              (b)    94     (b)    130     (b)  177    (b)   340
                                                               (c)   96     (c)    136     (c)  186    (c)   358
---------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Money Market Fund                               (a)    87     (a)    109     (a)  142    (a)   272
                                                              (b)    90     (b)    118     (b)  157     (b)  301
                                                              (c)    92     (c)    124     (c)  167     (c)  321
---------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Enterprise Portfolio                           (a)    84     (a)    101     (a)  128    (a)   243
                                                              (b)    87     (b)    110      (b) 143    (b)   274
                                                              (c)    89     (c)    116     (c)  153    (c)   294
---------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth & Income Portfolio                      (a)    86     (a)    105     (a)  135    (a)   258
                                                              (b)    89     (b)    114     (b)  151    (b)   289
                                                              (c)    91     (c)    120      (c) 161    (c)   308




You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if your Contract is not surrendered or if you apply your Contract value to an Annuity Option for Contracts with:
         (a) the Traditional GMPB
         (b) the Enhanced GMDB or Enhanced GMIB
         (c) the Enhanced GMPB (Enhanced GMDB and Enhanced GMIB)


VARIABLE OPTION                                                 1 YEAR         3 YEARS      5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------------------------------------


AIM V.I. Capital Appreciation Fund                             (a) $ 22      (a)  $ 68      (a)$116     (a) $250
                                                              (b)    25     (b)     77      (b) 132    (b)   281
                                                              (c)    27     (c)     83     (c)  142    (c)   300
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                          (a)    23     (a)     69     (a)  119     (a)  255
                                                              (b)    26     (b)     78     (b)  134    (b)   286
                                                              (c)    28     (c)     84      (c) 144    (c)   305
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                            (a)    24     (a)     75      (a) 129    (a)   275
                                                              (b)    27     (b)     84      (b) 144     (b)  304
                                                              (c)    29     (c)     90     (c)  153    (c)   324
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                            (a)   22     (a)     68     (a)  116    (a)   249
                                                              (b)    25     (b)     77     (b)  131     (b)  280
                                                              (c)    27     (c)     83      (c) 141     (c)  300
---------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                               (a)    23     (a)     72      (a) 122    (a)   262
                                                              (b)    26     (b)     81     (b)  138    (b)   293
                                                              (c)    28     (c)     87     (c)  147    (c)   312
---------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                     (a)    25     (a)     77      (a) 131     (a)  280
                                                              (b)    28     (b)     86     (b)  146     (b)  309
                                                              (c)    30     (c)     92     (c)  156    (c)   329
---------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                        (a)    24     (a)     73     (a)  125    (a)   267
                                                              (b)    27     (b)     82     (b)  140     (b)  298
                                                              (c)    29     (c)     88      (c) 150    (c)   317
---------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                 (a)    24     (a)     75      (a) 128    (a)   273
                                                               (b)   27     (b)     84     (b)  143    (b)   302
                                                              (c)    29     (c)     90     (c)  152    (c)   322
---------------------------------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio                                  (a)    25     (a)     78      (a) 133    (a)   284
                                                               (b)   28     (b)     87     (b)  148    (b)   313
                                                              (c)    30     (c)     93      (c) 158    (c)   332
---------------------------------------------------------------------------------------------------------------------------
Davis VA Real Estate Portfolio                                (a)    25     (a)     78     (a)  133    (a)   284
                                                              (b)    28     (b)     87     (b)  148    (b)   313
                                                              (c)    30     (c)     93     (c)  158    (c)   332
---------------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio                                       (a)   25     (a)     78     (a)  133     (a)  284
                                                              (b)    28     (b)     87     (b)  148     (b)  313
                                                              (c)    30     (c)     93     (c)  158    (c)   332
---------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Fund                               (a)    23     (a)     70     (a)  120    (a)   257
                                                              (b)    26     (b)     79     (b)  135     (b)  288
                                                              (c)    28     (c)     85      (c) 145    (c)   307
---------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund                     (a)    25     (a)     77     (a)  132     (a)  281
                                                              (b)    28      (b)    86      (b) 146     (b)  310
                                                              (c)    30      (c)    92     (c)  156     (c)  329
---------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                                        (a)   26      (a  )  78     (a)  134     (a)  286
                                                              (b)    29     (b)     87     (b)  149     (b)  315
                                                              (c)    31      (c)    93     (c)  159     (c)  334
---------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund                                 (a)    23     (a)     70     (a)  120    (a)   258
                                                              (b)    26     (b)     79     (b)  136     (b)  289
                                                              (c)    28     (c)     85     (c)  146    (c)   308
---------------------------------------------------------------------------------------------------------------------------


VARIABLE OPTION                                                 1 YEAR         3 YEARS      5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------------------------------------


J.P. Morgan International
  Opportunities Portfolio                                     (a)    27     (a)     84      (a) 143     (a)  303
                                                              (b)    30     (b)     93      (b) 158     (b)  332
                                                              (c)   32      (c)     99      (c) 168    (c)   351
---------------------------------------------------------------------------------------------------------------------------
J.P. Morgan U.S. Disciplined Equity Portfolio                 (a)    24     (a)     74     (a)  127    (a)   271
                                                              (b)    27     (b)     83     (b)  142     (b)  300
                                                              (c)    29     (c)     89     (c)  151    (c)   320
---------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund                              (a)    28      (a)    85     (a)  146    (a)   308
                                                              (b)    31     (b)     94     (b)  160     (b)  337
                                                              (c)    33     (c)    100     (c)  170     (c)  356
---------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                 (a)    26     (a)     78     (a)  134    (a)   286
                                                              (b)    29     (b)     87     (b)  149    (b)   315
                                                              (c)    31     (c)     93     (c)  159    (c)   334
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer VA Global Securities Fund                         (a)    23     (a)     70      (a) 120     (a)  257
                                                              (b)    26     (b)     79     (b)  135    (b)   288
                                                              (c)    28     (c)     85     (c)  145     (c)  307
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer VA High Income Fund                               (a)    23     (a)     71      (a) 122     (a)  261
                                                              (b)    26      (b)    80     (b)  137     (b)  292
                                                              (c)    28     (c)     86     (c)  147    (c)   311
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer VA Main Street Growth
  and Income Fund                                             (a)    23     (a)     72      (a) 122    (a)   262
                                                              (b)    26     (b)     81     (b)  138    (b)   293
                                                              (c)    28      (c)    87     (c)  147    (c)   312
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Bond Portfolio                           (a)    23     (a)     70     (a)  120    (a)   258
                                                              (b)    26     (b)     79     (b)  136    (b)   289
                                                              (c)    28      (c)    85     (c)  146    (c)   308
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth & Income Portfolio                (a)    22     (a)     67      (a) 115     (a)  248
                                                              (b)    25      (b)    76     (b)  131     (b)  279
                                                              (c)    27     (c)     82     (c)  141     (c)  299
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Bond Portfolio                         (a)    22     (a)     67      (a) 115     (a)  248
                                                              (b)    25     (b)     76     (b)  131    (b)   279
                                                              (c)    27     (c)     82     (c)  141    (c)   299
---------------------------------------------------------------------------------------------------------------------------
Seligman Henderson Global Technology Fund                     (a)    25     (a)     78      (a) 133     (a)  284
                                                              (b)    28     (b)     87     (b)  148    (b)   313
                                                              (c)    30     (c)     93     (c)  158     (c)  332
---------------------------------------------------------------------------------------------------------------------------
Seligman Small Cap Value Fund                                 (a)    25     (a)     78      (a) 133     (a)  284
                                                               (b)   28     (b)     87     (b)  148     (b)  313
                                                               (c)   30     (c)     93     (c)  158    (c)   332
---------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Equity Fund                      (a)    32     (a)     98      (a) 166    (a)   347
                                                              (b)    35     (b)    106      (b) 180    (b)   375
                                                              (c)    37      (c)   112      (c) 190    (c)   393
---------------------------------------------------------------------------------------------------------------------------
Templeton Global Growth Fund                                  (a)    27     (a)     82     (a)  140     (a)  297
                                                               (b)   30     (b)     91     (b)  154    (b)   326
                                                              (c)    32     (c)     97     (c)  164    (c)   345
---------------------------------------------------------------------------------------------------------------------------
Templeton Pacific Growth Fund                                 (a)    29     (a)     88     (a)  150    (a)   318
                                                              (b)    32     (b)     97     (b)  165     (b)  346
                                                              (c)    34     (c)    103      (c) 175    (c)   365
---------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Diversified Assets Fund                         (a)    27     (a)     84     (a)  143    (a)   303
                                                              (b)    30     (b)     93     (b)  158    (b)   332
                                                               (c)   32     (c)     99     (c)  168    (c)   351
---------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Fixed Income Fund                                (a)   26     (a)     79      (a) 136    (a)   289
                                                               (b)   29      (b)    88     (b)  150    (b)   318
                                                               (c)   31      (c)    94      (c) 160    (c)   337
---------------------------------------------------------------------------------------------------------------------------



VARIABLE OPTION                                                 1 YEAR         3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Global Opportunities Fund                       (a)    34     (a)    103     (a)  175    (a)   365
                                                               (b)   37     (b)    112      (b) 189     (b)  392
                                                               (c)   39      (c)   118      (c) 198     (c)  409
---------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Growth Fund                                      (a)   28      (a)    86     (a)  147     (a)  311
                                                              (b)    31      (b)    95      (b) 162     (b)  340
                                                               (c)   33     (c)    101      (c) 171    (c)   358
---------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Money Market Fund                                (a)   24     (a)     74      (a) 127     (a)  272
                                                              (b)    27     (b)     83     (b)  142     (b)  301
                                                              (c)    29     (c)     89     (c)  152    (c)   321
---------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Enterprise Portfolio                            (a)   21     (a)     66      (a) 113     (a)  243
                                                               (b)   24     (b)     75     (b)  128    (b)   274
                                                              (c)    26     (c)     81     (c)  138    (c)   294
---------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth & Income Portfolio                       (a)   23     (a)     70      (a) 120    (a)   258
                                                              (b)    26     (b)     79     (b)  136    (b)   289
                                                               (c)   28     (c)     85     (c)  146    (c)   308

THE VARIABLE ANNUITY CONTRACT

This prospectus describes a flexible purchase payment variable deferred annuity contract with a Fixed Account offered by Allianz Life. All references in this prospectus to "we," "us," "our" refer to Allianz Life.

o Flexible Purchase Payments means that you may choose to make Purchase Payments at any time during the Accumulation Phase, in whatever amount you choose, subject to certain minimum and maximum requirements.

o A deferred annuity contract means that Annuity Payments do not begin for a specified period of time in the future (usually when you retire) or until you reach a certain age.

o A variable annuity is one in which Contract values and the Annuity Payments vary depending on the performance of the underlying Portfolios.

An annuity is a contract between you, the owner, and an insurance company (in this case Allianz Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is at least two years after you buy the Contract. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

You have 38 investment choices -- the 37 Variable Options, each of which invests in one Portfolio, and the Fixed Account of Allianz Life. Depending upon market conditions, you can make or lose money in the Contract based on the investment performance of the Portfolios. The Portfolios are designed to offer a better return than the Fixed Account. However, this is not guaranteed.

If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Portfolio(s) you select. The amount of the Annuity Payments you receive during the Payout Phase from the variable annuity portion of the Contract also depends in large part upon the investment performance of the Portfolios you select for the Payout Phase.

The Contract also contains a Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Allianz Life for all deposits made within the twelve month period. Your initial interest rate is set on the date when your money is invested in the Fixed Account and remains effective for one year. Initial interest rates are declared monthly. Allianz Life guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with the other general assets of Allianz Life. Allianz Life may change the terms of the Fixed Account in the future - please contact Allianz Life for the most current terms.

If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the total interest credited to your Contract.

Allianz Life will not make any changes to your Contract without your permission except as may be required by law.


Ownership
Contract Owner. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued, unless changed. You may change Contract Owners at any time. The change will become effective as of the date the request is signed. This may be a taxable event. You should consult with your tax adviser before doing this.

Joint Owner. The Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Contract Owner (this requirement may not apply in certain states). Upon the death of either Joint Owner, the surviving Joint Owner will be the designated Beneficiary. Any other Beneficiary designation at the time the Contract was issued or as may have been later changed will be treated as a contingent Beneficiary unless otherwise indicated.

Annuitant. The Annuitant is the natural person on whose life we base Annuity Payments. You name an Annuitant. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation).

Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

Assignment. You can transfer ownership of (assign) the Contract at any time during your lifetime. Allianz Life will not be bound by the assignment until it records the assignment. Allianz Life will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. An assignment may be a taxable event.

If the Contract is issued pursuant to a Qualified plan, you may be unable to assign the Contract.


ANNUITY PAYMENTS (THE PAYOUT PHASE)

Income Date
You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month and must be at least 2 years after you buy the Contract. To receive the annuity income protection of the Guaranteed Minimum Income Benefit, your Income Date must be within 30 days following a Contract anniversary beginning with the 7th Contract anniversary (and certain other conditions must be met).

We ask you to choose your Income Date when you purchase the Contract. You can change it at any time before the Income Date with 30 days notice to us. Your Income Date must not be later than the Annuitant's 90th birthday or 10 years from the date the Contract was issued, or the maximum date permitted under state law. This limitation may not apply when the Contract is issued to a charitable remainder trust.



Annuity Payments
The Contract provides for guaranteed minimum Annuity Payments under certain circumstances. The amount of the guaranteed minimum payment depends on whether you select the Traditional GMPB or the Enhanced GMIB (see below). The GMIB may not be available in your state. Check with your registered representative regarding availability.


You may elect to receive your Annuity Payments as: o a variable payout, o a fixed payout, or o a combination of both.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Variable Options. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date.

If you choose to have any portion of your Annuity Payments based on the investment performance of the Variable Option(s), the dollar amount of your payments will depend upon three factors:

1. the value of your Contract in the Variable Option(s) on the Income Date,

2. the assumed investment rate used in the annuity table for the Contract, and


3. the performance of the Variable Option(s) you selected.

You can choose a 3%, 5% or 7% assumed investment rate (AIR). The 7% AIR is not available in all states. If the actual performance exceeds the AIR you selected, your Annuity Payments will increase. Similarly, if the actual rate is less than the AIR you selected, your Annuity Payments will decrease.

You (or someone you designate) will receive the Annuity Payments. You will receive tax reporting on those payments.


Annuity Options
You can choose among income plans. We call those Annuity Options. You can choose one of the Annuity Options described below or any other Annuity Option you want and that Allianz Life agrees to provide. You may, at any time prior to the Income Date, 30 days in advance, select and/or change the Annuity Option. After Annuity Payments begin, you cannot change the Annuity Option. If you do not choose an Annuity Option prior to the Income Date, we will assume that you selected Option 2 which provides a life annuity with 5 years of monthly payments guaranteed.

Option 1. Life Annuity. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

Option 2. Life Annuity with Monthly Payments Over 5, 10, 15 or 20 Years Guaranteed. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. Alternatively, if you do not want to receive Annuity Payments after the Annuitant's death, you can ask us for a single lump sum equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date Allianz Life receives notice of the Annuitant's death, commuted as set forth in the Contract.

During the lifetime of the Annuitant, and while the number of Annuity Payments made is less than the guaranteed number of payments elected, and if you elected to receive payments on a variable basis, you may request a withdrawal (partial liquidation) of an amount up to 75% of the Total Liquidation Value, less any previously liquidated amounts. The Total Liquidation Value is equal to the present value of the remaining guaranteed Annuity Payments, to the end of the period certain, commuted at the AIR, less a commutation fee. The minimum amount that you can liquidate is the lesser of $500 or the remaining portion of the Total Liquidation Value available. The partial liquidation will be processed on the next annuity calculation date after your written request is received. The liquidation feature allows any portion of the 75% that you do not use in a Contract year to carry over from year to year. It will be based on the Total Liquidation Value for the year that you make a liquidation.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments so long as the joint Annuitant continues to live. The amount of the Annuity Payments we will make to you can be equal to 100%, 75% or 50% of the amount that was being paid when both Annuitants were alive. The monthly Annuity Payments will end when the last surviving Annuitant dies.

Option 4. Joint and Last Survivor Annuity with Monthly Payments Over 5, 10, 15 or 20 Years Guaranteed. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the surviving Annuitant continues to live, at 100% of the amount that was being paid when both were alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. Alternatively, if you do not want to receive Annuity Payments after the Annuitant's death, you can ask us for a single lump sum equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date Allianz Life receives notice of the Annuitant's death, commuted as set forth in the Contract.

During the lifetime of the Annuitant and joint Annuitant, and while the number of Annuity Payments made is less than the guaranteed number of payments elected, and if you elected to receive payments on a variable basis, you may request a withdrawal (partial liquidation) of an amount up to 75% of the Total Liquidation Value, less any previously liquidated amounts. The minimum amount that you can liquidate is the lesser of $500 or the remaining portion of the Total Liquidation Value available. The partial liquidation will be processed on the next annuity calculation date after your written request. The liquidation feature allows any portion of the 75% that you do not use in a Contract year to carry over from year to year. It will be based on the Total Liquidation Value for the year that you make a liquidation.

Option 5. Refund Life Annuity. Under this option, we will make monthly Annuity Payments during the Annuitant's lifetime. The last Annuity Payment will be made before the Annuitant dies and if the value of the Annuity Payments made is less than the value applied to the Annuity Option, then you will receive a refund.


For a fixed annuity payout, the amount of the refund will be any excess of the amount applied to this Annuity Option over the total of all payments made under this option. For a variable annuity payment, the amount of the refund will be the then value of the number of Annuity Units equal to (1) the value applied to this Annuity Option divided by the value of Annuity Units used to determine the first Annuity Payment, minus (2) the product of the number of Annuity Units of each Annuity Payment and the number of payments made.

Option 6. Specified Period Certain Annuity. Under this option, we will make monthly Annuity Payments for a specified period of time. You elect the specified period which must be a whole number of years from 5 to 30. If at the time of the death of the last Annuitant and any joint Annuitant, Annuity Payments have been made for less than the specified period certain, then we will continue to make Annuity Payments to you for the rest of the period certain. If you have selected to receive payments on a variable basis, you may make a liquidation at least once each Contract year of up to 100% of the Total Liquidation Value in the Contract. The liquidation will be processed on the next annuity calculation date after your written request is received commuted as set forth in the Contract.



Guaranteed Minimum Protection Benefits (GMPB) -- Annuity Income Protection
The annuity contract automatically includes a basic Guaranteed Minimum Protection Benefit (Traditional GMPB). At the time you buy the Contract, you can elect the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), the Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB) or both the Enhanced GMDB and the Enhanced GMIB (together, the Enhanced Minimum Protection Benefit) instead of the Traditional GMPB. Once selected, you cannot change it. If you do not make an election, you will receive the Traditional GMPB. The Traditional and Enhanced GMPB provide a death benefit protection benefit and an annuity income protection benefit. The death benefit protection benefit is described in the "Death Benefit" section of this prospectus. Please refer to the applicable endorsements to your Contract for the specific terms and conditions of these benefits. The mortality and expense risk charge is higher for Contracts with the Enhanced GMDB, Enhanced GMIB and Enhanced GMPB. If the Contract is owned by a non-natural person, then the GMPB only applies if the Contract is owned for the benefit of an individual. The GMIB may not be available in your state. Check with your registered representative regarding availability.


The annuity income benefits provided are described below and are used in determining the amount of each Annuity Payment you receive during the Payout Phase. The GMPB can be used with any Annuity Option provided for in the Contract and provides for guaranteed minimum Annuity Payments during the Payout Phase. The guaranteed minimum income benefit protection will apply only under the following circumstances:

1. Your Income date must be within 30 days following a Contract anniversary beginning with the 7th Contract anniversary;

2. Annuity Payments can only be made under a fixed annuity payout (regardless of the Annuity Option you select); and

3. If you choose an Annuity Option involving a period certain, the period certain must be for at least 10 years.

The Traditional Guaranteed Minimum Income Benefit guarantees that your Annuity Payments will be equal to the greater of:

o current fixed payout rates applied to the current Contract value (less any premium tax); or

o guaranteed fixed payout rates applied to the guaranteed minimum income benefit
(GMIB) value.

The GMIB value is equal to Purchase Payments reduced by each withdrawal's percentage of Contract value withdrawn (including any contingent deferred sales charges paid on the withdrawals).

The Enhanced Guaranteed Minimum Income Benefit guarantees that your Annuity Payments will be equal to the greater of:

o current fixed payout rates applied to the current Contract value (less any premium tax); or

o guaranteed fixed payout rates applied to the enhanced guaranteed minimum income benefit (Enhanced GMIB) value;

The Enhanced GMIB value is equal to the greater of A or B below:

A.  5% Annual Increase Amount
On the date your Contract is issued: the 5% Annual Increase Amount is equal to your initial Purchase Payment.

On each business day other than a Contract anniversary: the 5% Annual Increase Amount is equal to its value on the immediately preceding business day reduced by the percentage of any Contract value you withdraw (including any contingent deferred sales charge) and increased by any additional Purchase Payments you make.

On every Contract Anniversary: the 5% Annual Increase Amount is equal to its value on the immediately preceding business day increased by 5% prior to your 81st birthday, reduced by the percentage of any Contract value you withdraw (including any contingent deferred sales charge), increased by any additional Purchase Payments you make.


B.  Greatest Anniversary Value
The anniversary value is equal to the value of your Contract on a Contract anniversary, reduced by the percentage of any Contract value you withdraw
(including any contingent deferred sales charge) since that Contract anniversary. When determining this benefit, Allianz Life will not take into consideration any Contract anniversaries occurring on or after your 81st birthday or date of death.

If Joint Owners are named, Allianz Life will use the age of the oldest Joint Owner to determine the GMIB. If a non- natural person owns the Contract, then for purposes of these benefits, you means the Annuitant.


If your Income Date is before the 7th Contract anniversary or on any date other than 30 days following a Contract anniversary after the 7th Contract anniversary, or if you want to receive a variable annuity payout, or if you select an Annuity Option involving a period certain and the period is for less than 10 years, or if the GMIB is not available in your state, then the annuity payout for your Contract will be determined by applying the current payout rates to the current Contract value.



The Appendix contains examples of how the Guaranteed Minimum Protection Benefits are calculated. The amounts used in the examples are purely hypothetical and are for illustrative purposes only.
-------------------------------------------------------------------------------

 PURCHASE

Purchase Payments
A Purchase Payment is the money you invest in the Contract. The Purchase Payment requirements are:

o the minimum payment Allianz Life will accept is $5,000.

o the maximum amount we will accept without our prior approval is $1 million.

o you can make additional Purchase Payments of $250 (or as low as $100 if you have selected the Automatic Investment Plan) or more.

Allianz  Life  may,  at  its  sole   discretion,   waive  the  minimum   payment
requirements. We reserve the right to decline any Purchase Payments. At the time you buy the Contract, you and the Annuitant cannot be older than 90 years old.

This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.


Automatic Investment Plan
The Automatic Investment Plan (AIP) is a program which allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of monies from your savings or checking account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by AIP is $100. You may stop AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions.


Allocation of Purchase Payments
When you purchase a Contract, we will allocate your Purchase Payment to the Fixed Account and/or one or more of the Variable Options you have selected. We ask that you allocate your money in either whole percentages or round dollars. The Fixed Account may not be available in your state (check with your registered representative). Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the USAllianz Service Center. A change will be effective for payments received on or after we receive your notice or instructions.

Allianz Life reserves the right to limit the number of Variable Options that you may invest in at one time. Currently, you may invest in 10 Variable Options and the Allianz Life Fixed Account. We may change this in the future. However, we will always allow you to invest in at least five Variable Options.

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.


Free Look
If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state). When you cancel the Contract within this time period, Allianz Life will not assess a contingent deferred sales charge. You will receive back whatever your Contract is worth on the day we receive your request. In certain states, or if you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we reserve the right to allocate your initial Purchase Payment to the USAllianz VIP Money Market Fund for 15 days after we receive it. (In some states, the period may be longer.) At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Variable Options and/or the Fixed Account as you have selected.


Accumulation Units
The value of the portion of your Contract allocated to the Variable Options will go up or down based upon the investment performance of the Variable Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). During the Payout Phase of the Contract we call it an Annuity Unit.

Every business day we determine the value of an Accumulation Unit for each Variable Option by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:

1. dividing the value of a Portfolio at the end of the current period by the value of a Portfolio for the previous period; and

2. multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.


The value of an Accumulation Unit may go up or down from business day to business day.


When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to a Variable Option. The number of Accumulation Units we credit your Contract with is determined by dividing the amount of the Purchase Payment allocated to a Variable Option by the value of the corresponding Accumulation Unit.

We calculate the value of each Accumulation Unit after the New York Stock Exchange closes each day and then credit your Contract.


Example
On Wednesday we receive an additional Purchase Payment of $3,000 from you. You have told us you want this to go to the Alger American Growth Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Alger American Growth Portfolio is $13.25. We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with $226.42 Accumulation Units.



INVESTMENT OPTIONS

The Contract offers Variable Options. Each Variable Option invests in one of the Portfolios of the mutual funds listed below. Each portfolio has its own investment objective. The Contract also offers a Fixed Account of Allianz Life. Additional Portfolios may be available in the future.

You should read the fund prospectuses carefully before investing.

Franklin  Templeton  Variable  Insurance  Products  Trust  (formerly,   Franklin
Valuemark Funds) issues two classes of shares. Only Class 2 shares are available in connection with your Contract. Class 2 shares have Rule 12b-1 plan expenses.

Investment advisers for each Portfolio are listed in the table below. Certain advisers have retained one or more subadvisers to help them manage the Portfolios.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.


The following is a list of the Portfolios available under the Contract and investment advisers for each Portfolio:


Available Portfolios                               investment Advisers
----------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS, INC.:
AIM V.I. Capital Appreciation Fund                A I M Advisors, Inc.
AIM V.I. Growth Fund                              A I M Advisors, Inc.
AIM V.I. International Equity Fund                A I M Advisors, Inc.
AIM V.I. Value Fund                               A I M Advisors, Inc.


THE ALGER AMERICAN FUND:
Alger American Growth Portfolio                   Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio
(seeks long term capital appreciation)            Fred Alger Management, Inc.
Alger American MidCap Growth Portfolio            Fred Alger Management, Inc.
Alger American Small Capitalization Portfolio     Fred Alger Management, Inc.


DAVIS VARIABLE ACCOUNT FUND, INC.:
Davis VA Financial Portfolio                      Davis Selected Advisers, LP
Davis VA Real Estate Portfolio                    Davis Selected Advisers, LP
Davis VA Value Portfolio                          Davis Selected Advisers, LP


FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST:
Franklin Growth and Income Fund                   Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund         Franklin Advisory Services,LLC
Franklin Small Cap Fund                           Franklin Advisers, Inc.
Franklin U.S. Government Fund                     Franklin Advisers, Inc.
Mutual Discovery Securities Fund
  (capital appreciation)                          Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund (capital
  appreciation with income as a secondary goal)   Franklin Mutual Advisers, LLC
Templeton Developing Markets Equity Fund          Templeton Asset Management Ltd.
Templeton Global Growth Fund                      Templeton Global Advisors Limited
Templeton Pacific Growth Fund                     Franklin Advisers, Inc.


JP MORGAN SERIES TRUST II:
J.P. Morgan International Opportunities Portfolio J.P. Morgan Investment Management Inc.
J.P. Morgan U.S. Disciplined Equity Portfolio     J.P. Morgan Investment Management Inc.


OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer VA Global Securities Fund             OppenheimerFunds, Inc.
Oppenheimer VA High Income Fund                   OppenheimerFunds, Inc.
Oppenheimer VA Main Street Growth & Income Fund   OppenheimerFunds, Inc.


PIMCO VARIABLE INSURANCE TRUST:
PIMCO VIT High Yield Bond Portfolio               Pacific Investment Management Company
PIMCO VIT StocksPLUS Growth and Income Portfolio  Pacific Investment Management Company
PIMCO VIT Total Return Bond Portfolio             Pacific Investment Management Company


SELIGMAN PORTFOLIOS, INC.:

Seligman Henderson Global Technology Portfolio    J & W Seligman & Co. Incorporated
Seligman Small-Cap Value Portfolio                J & W Seligman & Co. Incorporated
------------------------------------------------------------------------------------------------------------------


Available Portfolios                              investment Advisers



USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST:
USAllianz VIP Diversified Assets Fund             Allianz of America, Inc.
USAllianz VIP Fixed Income Fund                   Allianz of America, Inc.
USAllianz VIP Global Opportunities Fund           Allianz of America, Inc.
USAllianz VIP Growth Fund                         Allianz of America, Inc.
USAllianz VIP Money Market Fund                   Allianz of America, Inc.


VAN KAMPEN LIFE INVESTMENT TRUST:
Van Kampen LIT Enterprise Portfolio (seeks
    capital appreciation)                         Van Kampen Asset Management Inc.
Van Kampen LIT Growth and Income Portfolio        Van Kampen Asset Management Inc.

Shares of the Funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Allianz Life. Certain Funds may also be sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.


Allianz Life may enter into certain arrangements under which it is reimbursed by the Funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Portfolios.

Transfers


You can transfer money among the Variable Options and/or the Fixed Account. Transfers may be subject to a transfer fee. Allianz Life currently allows you to make as many transfers as you want to each year. Allianz Life may change this practice in the future. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to a Portfolio. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the Portfolio investment adviser's judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.


The following applies to any transfer:

1. The minimum amount which you can transfer is $1,000 or your entire value in the Variable Option or Fixed Account, if less. This requirement is waived if the transfer is in connection with the Dollar Cost Averaging Program or Flexible Rebalancing (which are described below).

2. We may not allow you to make transfers during the free look period.

3. Your request for a transfer must clearly state:

o which Variable Option(s) and/or the Fixed Account is involved in the transfer; and

      o how much the transfer is for.

4. You cannot make any transfers within 7 calendar days prior to the date your first Annuity Payment is due.

5. After the Income Date, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

6. After the Income Date, you can transfer from a variable Annuity Option to a fixed Annuity Option.


7. Your right to make transfers is subject to modification if we determine in our sole opinion that the exercise of the right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the disadvantage of other Contract Owners. A modification could be applied to transfers to or from one or more of the Variable Options and could include, but is not limited to:


      o the requirement of a minimum time period between each transfer;

      o not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one Contract Owner; or

      o limiting the dollar amount that may be transferred between the Variable Options by a Contract Owner at any one time.

Allianz Life has reserved the right at any time without prior notice to any party to modify the transfer provisions subject to the guarantees described above and subject to applicable state law.

Telephone Transfers. You can make transfers by telephone. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, unless you instruct Allianz Life otherwise, we will accept instructions from either one of you. Allianz Life will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Allianz Life tape records all telephone instructions.



Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Variable Option or the Fixed Account to up to eight of the other Variable Options. The Variable Option(s) you transfer from may not be the Variable Option(s) you transfer to in this program. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

There are two Dollar Cost Averaging options. The first option is the Dollar Cost Averaging Fixed Option. It is available for new Contracts and additional Purchase Payments to new and existing Contracts. You will receive a special fixed rate guaranteed for one year by Allianz Life. The Dollar Cost Averaging Fixed Option may not be available in your state.

The second option is the Standard Dollar Cost Averaging Option. It requires a $3,000 minimum investment and participation for at least six months (or two quarters).

All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day. You may elect either program by properly completing the Dollar Cost Averaging form provided by Allianz Life.

Your participation in the program will end when any of the following occurs:

o the number of desired transfers have been made;

o you do not have enough money in the Variable Option(s) or the Fixed Account to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

o you request to terminate the program (your request must be received by us by the first of the month to terminate that month); or

o the Contract is terminated.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Flexible Rebalancing at the same time.


Flexible Rebalancing

Once your money has been invested, the performance of the Variable Options may cause your chosen allocation to shift. Flexible Rebalancing is designed to help you maintain your specified allocation mix among the different Variable Options. The Fixed Account is not part of Flexible Rebalancing. You can direct us to readjust your Contract value on a quarterly, semi-annual or annual basis to return to your original Variable Option allocations. Flexible Rebalancing transfers will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous business day. If you participate in Flexible Rebalancing, the transfers made under the program are not taken into account in determining any transfer fee.


Financial Advisers -- Asset Allocation
Programs

Allianz Life understands the importance of advice from a financial adviser regarding your investments in the Contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Allianz Life has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your Contract during the Accumulation Phase.

Allianz Life will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of the investment adviser. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes and, if you are under age 591/2, may be subject to a tax penalty. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your Contract.


Voting Privileges

Allianz Life is the legal owner of the Portfolio shares.
However, when a Portfolio solicits proxies in conjunction with a shareholder vote which affects your investment, Allianz Life will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Allianz Life owns on its own behalf. Should Allianz Life determine that it is no longer required to comply with the above, we will vote the shares in our own right.


Substitution
Allianz Life may substitute one of the Variable Options you have selected with another Variable Option. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this. We may also limit further investment in a Variable Option if we deem the investment inappropriate.


EXPENSES

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:


Insurance Charges

Each day, Allianz Life makes a deduction for its insurance charges. Allianz Life does this as part of its calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge consists of:

1.  the mortality and expense risk charge,

2.  the administrative charge, and

3. the distribution expense charge.

Mortality and Expense Risk Charge. The amount of the mortality and expense risk charge depends on whether you select the Traditional GMPB, the Enhanced GMDB, the Enhanced GMIB or the Enhanced GMDB and Enhanced GMIB.

o Traditional GMPB: The charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option.

o Enhanced GMDB or Enhanced GMIB: The charge is equal, on an annual basis, to 1.55% of the average daily value of the Contract invested in a Variable Option.

o Enhanced GMDB and Enhanced GMIB: The charge is equal, on an annual basis, to 1.75% of the average daily value of the Contract invested in a variable option.

This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).

Administrative Charge. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in a Variable Option. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

Distribution Expense Charge. Currently, Allianz Life is compensated for certain of its costs associated with distributing the Contract from certain Funds through their Rule 12b-1 plans. Allianz Life does not currently deduct a Distribution Expense Charge. In the event that Allianz Life is no longer compensated for its distribution expenses through the Funds, it may, in its sole discretion, charge a Distribution Expense Charge. The charge is guaranteed not to exceed .30% of the average daily net asset value of the Contract invested in a Variable Option.


Contract Maintenance Charge
Every year, at each Contract anniversary, Allianz Life deducts $40 from your Contract as a contract maintenance charge. The fee is assessed on the last day of each Contract year. The charge is deducted pro rata from the Variable Options and the Fixed Account. The charge is for administrative expenses (see above).

However, during the Accumulation Phase, if the value of your Contract is at least $100,000 when the deduction for the charge is to be made, Allianz Life will not deduct this charge. If you own more than one Contract offered under this prospectus, Allianz Life will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $100,000, Allianz Life will not assess the contract maintenance charge (except in New Jersey). Currently the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is $100,000 (except in New Jersey). If the Contract is owned by a non-natural person (e.g., a corporation), Allianz Life will look to the Annuitant to determine if it will assess the charge.

If you make a complete withdrawal from your Contract other than on a Contract anniversary, Allianz Life will deduct the contract maintenance charge. During the Payout Phase, the charge will be collected monthly out of each Annuity Payment.

Contingent Deferred Sales Charge
Withdrawals may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make withdrawals from your Contract. Allianz Life keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon the length of time since you made your Purchase Payment. The charge is:


    Number of Complete Contract
        Years Since Receipt
         of Purchase Payment            Charge
                  0                       7%
                  1                       6%
                  2                       5%
                  3                       4%
                  4                       3%
           5 years or more                0%

However, after Allianz Life has had a Purchase Payment for 5 full years, there is no charge when you withdraw that Purchase Payment. For purposes of the contingent deferred sales charge, Allianz Life treats withdrawals as coming from the oldest Purchase Payments first. Allianz Life does not assess the contingent deferred sales charge on any payments paid out as Annuity Payments or as death benefits. The contingent deferred sales charge compensates Allianz Life for expenses associated with selling the Contract.

NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

Partial Withdrawal Privilege. Each Contract year, on a cumulative basis (minus any previous withdrawals you have made which were not subject to the contingent deferred sales charge) you can make multiple withdrawals up to 10% of Purchase Payments and no contingent deferred sales charge will be deducted from the 10% you take out. Cumulative means that if you do not use the 10% in a year, you may carry it over to the next year. (The 10% may be increased when the Contract is issued to a charitable remainder trust). If you make a withdrawal of more than the free amount, the amount over the 10% free amount will be subject to the contingent deferred sales charge. If you make a total withdrawal, Allianz Life will assess the contingent deferred sales charge with no reductions for the Partial Withdrawal Privilege.

You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program. These programs allow you to make withdrawals without the deduction of the contingent deferred sales charge under certain circumstances. See "Access to Your Money" for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.

Waiver of Contingent Deferred Sales Charge Benefits. Under certain circumstances, after the first Contract year, Allianz Life will permit you to take your money out of the Contract without deducting a contingent deferred sales charge:

1.  if you become confined to a nursing home;

2. if you become terminally ill, which is defined as life expectancy of 12 months or less (a full withdrawal of the Contract will be required); or

3. if you become totally disabled for at least 90 consecutive days.

The waiver will not apply if any of the above conditions existed on the date your Contract was issued. Also, after the first year, if you become unemployed for at least 90 consecutive days, you can take up to 50% of your money out of the Contract without incurring a contingent deferred sales charge. This benefit is available only once during the life of the Contract. You may not use both this benefit and the 10% Partial Withdrawal Privilege in the same Contract year.

These benefits vary from state to state or may not be available in your state. (Check with your registered representative.)

Reduction or Elimination of the Contingent Deferred Sales Charge. Allianz Life may reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Allianz Life. Allianz Life may not deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of Allianz Life or any of its affiliates. Also, Allianz Life may reduce or not deduct a contingent deferred sales charge when a Contract is sold by an agent of Allianz Life to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the contingent deferred sales charge.


Commutation Fee
If you elect Annuity Option 2, 4 or 6 and make a liquidation, a commutation fee will be assessed. The commutation fee is a percentage of the amount liquidated and is equal to:


         Years Since                 Commutation
          Income Date                  Factor
             0 - 1                       5%
             1 - 2                       4%
             2 - 3                       3%
             3 - 4                       2%
            Over 4                       1%



Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 for each additional transfer. The transfer fee will be deducted from the account (Variable Option or Fixed Account) from which the transfer is made. If the entire amount in the account is transferred, then the transfer fee will be deducted from the amount transferred. If the transfer is from or to multiple accounts, it will be treated as a single transfer. Any transfer fee will be deducted proportionally from the source account if less than the entire amount in the account is transferred. If the transfer is part of the Dollar Cost Averaging Program or Flexible Rebalancing, it will not count in determining the transfer fee.


Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Allianz Life is responsible for the payment of these taxes. We will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. It is Allianz Life's current practice to not charge you for these taxes until you die, Annuity Payments begin or you make a complete withdrawal. Allianz Life may discontinue this practice in the future and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5% of the Purchase Payment, depending on the state.


Income Taxes

Allianz Life reserves the right to deduct from the Contract for any income taxes which it may incur because of the Contract. Currently, Allianz Life is not making any such deductions.


Portfolio Expenses

There are deductions from the assets of the various Portfolios for operating expenses (including management fees), which are described in the Fee Table in this prospectus and the prospectuses for the Funds.



TAXES

NOTE: Allianz Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. Allianz Life has included additional information regarding taxes in the Statement of Additional Information.


Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract--Qualified or Non-Qualified (see following sections).

You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs either as a withdrawal or as Annuity Payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payments are fully includible in income.

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.


Qualified and Non-Qualified Contracts

If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.


Multiple Contracts

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract in any calendar year period.


Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your Purchase Payments. In most cases, such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1.  paid on or after the taxpayer reaches age 591/2;

2.  paid after you die;

3. paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

4. paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

5.  paid under an immediate annuity; or

6. which come from purchase payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 591/2 or 5 years from the date of the first Annuity Payment, then the tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the tax years in which the exception was used. A partial liquidation (withdrawal) during the Payout Phase may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any liquidations from your Contract.


Withdrawals -- Qualified Contracts

The above information describing the taxation of Non-
Qualified Contracts does not apply to Qualified Contracts. There are special rules that govern Qualified Contracts. A more complete discussion of withdrawals from Qualified Contracts is contained in the Statement of Additional Information.


Withdrawals -- Tax-Sheltered Annuities

The Code limits the withdrawal of amounts attributable to Purchase Payments made pursuant to a salary reduction agreement by Contract Owners from Tax-Sheltered Annuities. Withdrawals can only be made when a Contract Owner:

1.  reaches age 591/2;

2.  leaves his/her job;

3.  dies;

4.  becomes disabled (as that term is defined in the Code); or

5. in the case of hardship. However, in the case of hardship, the Contract Owner can only withdraw the Purchase Payments and not any earnings.


Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Allianz Life believes that the Portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service
Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life, would be considered the owner of the shares of the Portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Portfolios.

Due to the uncertainty in this area, Allianz Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

o by making a partial or total withdrawal;

o by receiving Annuity Payments; or

o when a death benefit is paid to your Beneficiary.

In general, withdrawals can only be made during the Accumulation Phase. Under certain circumstances, you can take money out of the Contract during the Payout Phase if you select Annuity Option 2, 4 or 6 (See "Annuity Payments (The Payout Phase)").

When you make a complete withdrawal you will receive the value of the Contract on the day the withdrawal request is received at the USAllianz Service Center:

o less any applicable contingent deferred sales charge,

o less any premium tax, and

o less any contract maintenance charge.

o (See "Expenses" for a discussion of the charges.)

Any partial withdrawal must be for at least $500. Unless you instruct Allianz Life otherwise, the partial withdrawal will be made pro-rata from all the Variable Options and the Fixed Account you selected. After you make a partial withdrawal the value of your Contract must be at least $2,000.

We will pay the amount of any withdrawal from the Variable  Options within seven
(7) days of when we receive your request in good order unless the Suspension of Payments or Transfers provision is in effect (see below).

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

There are limits to the amount you can withdraw from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the SAI.


Systematic Withdrawal Program

If the value of your Contract is at least $25,000, Allianz Life offers a program which provides automatic monthly or quarterly payments to you each year. The Systematic Withdrawal Program is subject to the Partial Withdrawal Privilege which means that the total systematic withdrawals which you can make each year without Allianz Life deducting a contingent deferred sales charge is limited to 10% of your Purchase Payments for that year. This is determined on the last business day prior to the day your request is received. If the amount you take out under the Systematic Withdrawal Program is less than the Partial Withdrawal Privilege then the balance (in dollar value) is carried over to the following year. All systematic withdrawals will be made on the 9th day of the month unless that day is not a business day. If it is not, then the withdrawal will be made the previous business day.

Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.


Minimum Distribution Program

If you own a Contract that is an Individual Retirement Annuity (IRA), you may select the Minimum Distribution Program. Under this program, Allianz Life will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for IRAs. If the value of your Contract is at least $25,000, Allianz Life will make payments to you on a monthly or quarterly basis. If the value of your Contract is less than $25,000 payments can only be made annually. The payments will not be subject to the contingent deferred sales charge. However, they will be subject to the limits of the 10% Partial Withdrawal Privilege.

You cannot participate in the Systematic Withdrawal Program and the Minimum Distribution Program at the same time.


Suspension of Payments or Transfers

Allianz Life may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.  trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Portfolio shares is not reasonably practicable or Allianz Life cannot reasonably value the Portfolio shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

Allianz Life has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.


PERFORMANCE
-------------------------------------------------------------------------------


Allianz Life periodically advertises performance of the Variable Options. Allianz Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the Portfolio expenses. It may not reflect the deduction of any applicable contingent deferred sales charge and contract maintenance charge. The deduction of any applicable contract maintenance charge and contingent deferred sales charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charges and the expenses of the Portfolios.

Allianz Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Portfolios may also be advertised; see the fund prospectuses for more information.

Certain Portfolios have been in existence for some time and have investment performance history. However, the Contracts are new. In order to demonstrate how the actual investment experience of the Portfolios may affect your Accumulation Unit values, Allianz Life has prepared performance information which can be found in the SAI.

Allianz Life may in the future also advertise yield information. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

Any performance advertised will be based on historical data. It does not guarantee future results of the Portfolios.




DEATH BENEFIT

Upon Your Death
If you die during the Accumulation Phase, Allianz Life will pay a death benefit to your Beneficiary (see below). If you die during the Payout Phase any benefit will be as provided for in the Annuity Option selected.

Guaranteed Minimum Protection Benefits (GMPB) -- Death Benefit Protection
The annuity provides a guaranteed death benefit (in addition to the guaranteed annuity income protection benefit). The amount of the death benefit depends upon whether you select the Traditional GMPB or the Enhanced GMPB. The mortality and expense risk charge is higher for Contracts with the Enhanced GMPB. The Traditional and Enhanced GMPB only apply to Contracts owned for the benefit of an individual.

The Traditional Guaranteed Minimum
Protection Benefit
If you select the Traditional GMPB, the death benefit, less any applicable premium tax, will be the greater of:

o the value of your Contract at the end of the business day when all claim proofs and payment election forms are received by Allianz Life at the USAllianz Service Center; or

o the guaranteed minimum death benefit which is equal to the Purchase Payments you have made, reduced by each withdrawal's percentage of the Contract value withdrawn (including any contingent deferred sales charges paid on the withdrawals).

The Enhanced Guaranteed Minimum
Protection Benefit
If you select the Enhanced GMPB, the death benefit will be the greater of 1 or 2 below, less any applicable premium tax:

1. the value of your Contract at the end of the business day when all claim proofs and payment election forms are received by Allianz Life at the USAllianz Service Center; or

2. the enhanced guaranteed minimum death benefit (Enhanced GMDB) as described below and determined as of the date of death.

The Enhanced GMDB is the greater of A or B below:

A.  5% Annual Increase Amount
On the date your Contract is issued: the 5% Annual Increase Amount is equal to your initial Purchase Payment.

On each business day other than a Contract anniversary: the 5% Annual Increase Amount is equal to its value on the immediately preceding business day reduced by the percentage of any Contract value you withdraw (including any contingent deferred sales charge) and increased by any additional Purchase Payments you make.

On every Contract Anniversary: the 5% Annual Increase Amount is equal to its value on the immediately preceding business day increased by 5% prior to your 81st birthday, reduced by the percentage of any Contract value you withdraw (including any contingent deferred sales charge), increased by any additional Purchase Payments you make.

B. Greatest Anniversary Value. The anniversary value is equal to the value of your Contract on a Contract anniversary, reduced by the percentage of any Contract value you withdraw
(including any contingent deferred sales charge) since that Contract anniversary. When determining this benefit, Allianz Life will not take into consideration any Contract anniversaries occurring on or after your 81st birthday or date of death.


The Enhanced GMDB may not be available in your state. Check with your registered representative regarding availability.


Please refer to the applicable endorsements to your Contract for the specific terms and conditions of the death benefits.

The Appendix contains examples of how the guaranteed death benefits are calculated. The amounts in the examples are purely hypothetical and are for illustrative purposes only.

If you do not receive either the Traditional or the Enhanced GMDB (either alone or with the Enhanced GMIB), the death benefit will be: the current value of your Contract, less any taxes owed. This amount is determined as of the day that all claim proofs and payment election forms are received at the USAllianz Service Center.

Any part of the death benefit amount that had been invested in the Variable Options remains in the Variable Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Variable Options will be subject to investment risk which will be borne by the Beneficiary.

If you have a Joint Owner, the age of the oldest Contract Owner will be used to determine the guaranteed minimum death benefit. If the Contract is owned by a non-natural person, then all references to you mean the Annuitant.

In the case of Joint Owners, if a Joint Owner dies, the surviving Joint Owner will be considered the Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Joint Owners must be spouses (this requirement may not apply in certain states).

A Beneficiary must request that the death benefit be paid under one of the death benefit options described below. If the Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current Contract value, or if greater, the death benefit value. If a lump sum payment is elected and all the necessary requirements, including any required tax consent from some states, are met, the payment will be made within 7 days. Payment of the death benefit may be delayed pending receipt of any applicable tax consents and/or forms from a state.

Option A: lump sum payment of the death benefit. Allianz Life will not deduct the contract maintenance charge at the time of a complete withdrawal if the distribution is due to death.

Option B: the payment of the entire death benefit within 5 years of the date of the Contract Owner's or any Joint Owner's death. Allianz Life will assess the contract maintenance charge to each Beneficiary on each Contract anniversary.

Option C: payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of the Contract Owner's or any Joint Owner's death. The contract maintenance charge will continue to be assessed to each Beneficiary's share pro rata over the payments.

Any portion of the death benefit not applied under an Annuity Option within one year of the date of the Contract Owner's death must be distributed within five years of the date of death.

If the Beneficiary wants to receive the payment other than in a lump sum, he/she may only make such an election during the 60 day period after the day that the lump sum first became payable by Allianz Life.

If you (or any Joint Owner) die during the Payout Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.


Death of Annuitant
If the Annuitant, who is not a Contract Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant, subject to our underwriting rules at that time. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Contract Owner is a non-natural person (e.g., a corporation), then the death of the Annuitant will be treated as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies after Annuity Payments have begun, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Contract Owner at least as rapidly as they were being paid at the Annuitant's death.


OTHER INFORMATION
-------------------------------------------------------------------------------

Allianz Lif

Allianz Life Insurance Company of North America (Allianz Life), 1750 Hennepin Avenue, Minneapolis, Minnesota 55403, was organized under the laws of the state of Minnesota in 1896. Allianz Life offers fixed and variable life insurance and annuities and group life, accident and health insurance. Allianz Life is licensed to do business in 49 states and the District of Columbia. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.


The Separate Account

Allianz Life established a separate account named Allianz Life Variable Account B (Separate Account) to hold the assets that underlie the Contracts, except assets allocated to the Fixed Account. The Board of Directors of Allianz Life adopted a resolution to establish the Separate Account under Minnesota insurance law on May 31, 1985. Allianz Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Variable Options (also known as sub-accounts). Each Variable Option invests in one Portfolio. The obligations under the Contracts are obligations of Allianz Life.

The assets of the Separate Account are held in Allianz Life's name on behalf of the Separate Account and legally belong to Allianz Life. However, those assets that underlie the variable Contracts are not chargeable with liabilities arising out of any other business Allianz Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Allianz Life may issue.


Distribution


USAllianz Investor Services, LLC (formerly NALAC Financial Plans, LLC), 1750 Hennepin Avenue, Minneapolis, Minnesota 55403, acts as the distributor of the Contracts. USAllianz Investor Services LLC, is a wholly-owned subsidiary of Allianz Life.

Commissions will be paid to broker/dealers who sell the Contracts. Broker/dealers will be paid commissions up to 6% of Purchase Payments. Sometimes, Allianz Life enters into an agreement with the broker/dealer to pay the broker/dealer commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled could exceed 6% of Purchase Payments). In addition, Allianz Life may pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances). Commissions may be recovered from a broker/dealer if a withdrawal occurs within 12 months of a Purchase Payment.



Administration

Allianz Life has hired Delaware Valley Financial Services, Inc. (DVFS), 300 Berwyn Park, Berwyn, Pennsylvania, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.


Financial Statements

The consolidated financial statements of Allianz Life and the Separate Account have been included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE STATEMENT
OF ADDITIONAL INFORMATION


Insurance Company....................................2
Experts..............................................2
Legal Opinions.......................................2
Distributor..........................................2
Reduction or Elimination of the
  Contingent Deferred Sales Charge...................2
Calculation of Performance Data......................3
Federal Tax Status...................................7
Annuity Provisions..................................12
Mortality and Expense Risk Guarantee................13
Financial Statements                                13



Appendix
-------------------------------------------------------------------------------



Traditional Guaranteed Minimum Protection Benefit -- Examples


  EXAMPLE 1

Assume you make one Purchase Payment of $100,000 on January 1, 2000, and you do not make any withdrawals during the first seven years. Furthermore, assume that your Contract value history unfolds as follows:

                  1/1/2001      $106,500              1/1/2005     $105,000
                  1/1/2002      $102,000              1/1/2006     $106,300
                  1/1/2003     $  98,600              1/1/2007     $109,100
                  1/1/2004      $101,700

In this case your Traditional Guaranteed Minimum Protection Benefit (GMPB) would be calculated on the following dates as follows:

On January 1, 2003:

                  1) Purchase Payments Paid
                     Purchase Payment made on
                     January 1, 2000               $100,000
                  2) Contract value
                     Equals:                       $ 98,600
                  Traditional GMPB equals:         MAX [$100,000.00, $98,600.00]
                                                    =   $100,000.00
-------------------------------------------------------------------------------


DEATH BENEFIT
o Your Beneficiary would be guaranteed a death benefit payment of at least $100,000.00 for death occurring between January 1, 2003, and December 31, 2003.

ANNUITY INCOME BENEFIT
o If you applied your Contract value to an Annuity Option on January 1, 2003, the payment would be based on a Contract value of $ 98,600.00 applied to current rates since the Traditional GMPB does not apply before the 7th Contract anniversary. On January 1, 2007:

                  1) Purchase Payment Paid
                     Purchase Payment made
                     on January 1, 2000         $100,000
                  2) Contract Value
                     Equals:                    $109,100
                     Traditional GMPB equals:   MAX [$100,000.00, $109,100]
                                                =   $109,100.00
-------------------------------------------------------------------------------


DEATH BENEFIT

o Your Beneficiary would receive a death benefit payment of $109,100.00 if it occurred on January 1, 2007, and at least $100,000 for death occurring between January 2, 2007, and December 31, 2007, regardless of fund performance.

ANNUITY INCOME BENEFIT

o If you applied your Contract value to an Annuity Option on January 1, 2007, the guaranteed fixed payment would be based on $109,100.00 applied to guaranteed rates. The current Contract value applied to current rates will result in a greater initial payment.


  EXAMPLE 2

Same assumptions as Example 1 except you make a partial withdrawal of $6,000 on January 1, 2006, which altered the anniversary Contract value history as follows:

                  1/1/2006     $100,300
                  1/1/2007     $102,942

On January 1, 2003: Same calculations as Example 1.

On January 1, 2007:
         1) Purchase Payments Paid
            Purchase Payment made
            on January 1, 2000              $100,000
            Partial withdrawal adjustment   x [1 - (6,000/106,300)]
            Equals:                         $ 94,355.60
         2) Contract Value
            Equals:                         $102,942
         Traditional GMPB equals:           MAX [$94,355.60, $102,942.00]
                                             =   $102,942.00
-------------------------------------------------------------------------------


DEATH BENEFIT
o Your Beneficiary would receive a death benefit payment of $102,942.00 if it occurred on January 1, 2007 and at least $94,355.60 for death occurring between January 2, 2007 and December 31, 2007 regardless of fund performance.

ANNUITY INCOME BENEFIT
o If you applied your Contract value to an Annuity Option on January 1, 2007, the guaranteed fixed payment would be based on $102,942.00 applied to guaranteed rates. The current Contract value applied to current rates will result in a greater initial payment.

Enhanced Guaranteed Minimum Protection Benefit -- Examples

  EXAMPLE 1

Assume you make one Purchase Payment of $100,000 on January 1, 2000, and you did not make a withdrawal during the first seven years. Furthermore, assume that your Contract value history (occurring prior to age 81) unfolds as follows:

                  1/1/2001     $106,500               1/1/2005     $144,800
                  1/1/2002     $114,000               1/1/2006     $142,900
                  1/1/2003     $110,100               1/1/2007     $138,300
                  1/1/2004     $125,500


In this case your Enhanced Guaranteed Minimum Protection Benefit (GMPB) would be calculated on the following dates as follows:
On January 1, 2003:
         1) 5% Annual - Increase Amount
         Purchase Payment made on
         January 1, 2000                   $100,000
         5% interest accumulation factor   x [(1.05)(1.05)(1.05)]
         Equals:                           $115,762.50
         2) Greatest Anniversary Value
         Maximum of                        MAX [$106,500, $114,000, $110,100]
Equals:  $114,000.00
         Traditional GMPB equals:          MAX [$115,762.50, $114,000.00]
                                            =   $115,762.50
-------------------------------------------------------------------------------


DEATH BENEFIT
o If you elected the optional Enhanced GMPB, your Beneficiary would be guaranteed a death benefit payment of at least $115,762.50 for death occurring between January 1, 2003, and December 31, 2003.

ANNUITY INCOME BENEFIT
o If you applied your Contract value to an Annuity Option on January 1, 2003, the payment would be based on a Contract value of $110,100.00 applied to current rates since the Enhanced GMPB does not apply before the 7th Contract anniversary. On January 1, 2007:

         1) 5% Annual - Increase Amount
Purchase Payment made on January 1, 2000 $100,000
5% interest accumulation factor          x  [(1.05)(1.05)(1.05)(1.05)(1.05)
(1.05)(1.05)]
         Equals:                         $140,710.04
         2) Greatest Anniversary Value
Maximum of                               MAX   [$106,500, $114,000, $110,100,
                                         $125,500, $144,800, $142,900, $138,300]
         Equals                          $144,800.00
         Enhanced GMPB equals:           MAX [$140,710,04, $144,800.00]
                                             =   $144,800.00
-------------------------------------------------------------------------------


DEATH BENEFIT
If you elected the optional Enhanced GMPB, your Beneficiary would be guaranteed a death benefit payment of at least $144,800.00 for death occurring between January 1, 2007, and December 31, 2007.

ANNUITY INCOME BENEFIT
If you applied your Contract value to an Annuity Option on January 1, 2007, the guaranteed fixed payment would be based on $144,800.00 applied to guaranteed rates. You would receive the greater of this guaranteed fixed payment or the current fixed payment based on $138,300.00 applied to current rates.


  EXAMPLE 2

Same assumptions as Example 1 except you make a partial withdrawal of $12,000 on January 1, 2006, which altered the anniversary Contract value history as follows:

                      1/1/2006     $130,900
                      1/1/2007     $126,686

On January 1, 2003:
   Same calculations as Example 1 On January 1, 2007:
         1) 5% Annual - Increase Amount
Purchase Payment made on January 1, 2000 $100,000
5% accumulation factor to 1/1/2006       x[(1.05)(1.05)(1.05)(1.05)(1.05)(1.05)]
Equals:  $134,009.56
Partial withdrawal adjustment            x[1 - (12,000/142,900)]
Equals:  $122,756.13
5% accumulation factor to 1/1/2007       x 1.05
Equals:  $128,893.94
         2) Greatest Anniversary Value
Maximum to 1/1/2006                      MAX [$106,500, $114,000, $110,100,
                                         $125,500, $144,800, $142,900]
Equals:  $144,800
Partial withdrawal adjustment            x [1 - (12,000/142,900)]
Equals:  $132,640.45
Maximum to 1/1/2007                      MAX [$132,640.45, $126,686.00]
Equals:  $132,640.45
         Enhanced GMPB equals:           MAX [$128,893.94, $132,640.45]
                                          =   $132,640.45
-------------------------------------------------------------------------------


DEATH BENEFIT
o If you elected the optional Enhanced GMPB, your Beneficiary would be guaranteed a death benefit payment of at least $132,640.45 for death occurring between January 1, 2007, and December 31, 2007.

ANNUITY INCOME BENEFIT
o If you applied your Contract value to an Annuity Option on January 1, 2007, the guaranteed fixed payment would be based on $132,640.45 applied to guaranteed rates. You would receive the greater of this guaranteed fixed payment or the current fixed payment based on $126,686.00 applied to current rates.